Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 14, 2021	May 05, 2021	May 25, 2022	Feb. 25, 2021	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes (Details) [Line Items]
Exercise price of warrants (in Dollars per share)				$ 24.64
Percentage of number of ordinary shares					9.90%
Exercise price (in Dollars per share)					$ 35.55
Warrants price per share (in Dollars per share)					$ 24.64
Convertible notes (in Dollars)			$ 16,000,000			$ 1,570
Converted ordinary shares						1,496,271
Ordinary shares						88,240
Warrants shares						128,418
Warrants, description						The Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $13.89 per ordinary share, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.
Warrants exercised						88,240
Ordinary shares exercised						128,418
Debt discount (in Dollars)					$ 6,994	$ 15,097
Convertible notes					19,324,628	1,496,271
Interest expense (in Dollars)					$ 11,387	$ 9,945
Warrant [Member]
Convertible Notes (Details) [Line Items]
Warrants shares					3,829,109
Warrants shares					2,782,471
Prior Private Placement Warrants [Member]
Convertible Notes (Details) [Line Items]
Amount of group sold (in Dollars)				$ 15,300
Conversion price per share (in Dollars per share)					$ 15.55
Accrued Interest percentage					8.00%
Percentage of number of ordinary shares					9.90%
Amount of issued additional (in Dollars)		$ 15,300
Convertible notes (in Dollars)					$ 1,570
Warrants shares					1,080,406	1,770,838
February 25 Warrants [Member]
Convertible Notes (Details) [Line Items]
Exercise price of warrants (in Dollars per share)				$ 35.55
April 14 Notes [Member]
Convertible Notes (Details) [Line Items]
Amount of group sold (in Dollars)				$ 1,000
February 25 Notes [Member]
Convertible Notes (Details) [Line Items]
Amount of group sold (in Dollars)				$ 6,670
Warrants shares				730,994
Converted ordinary shares						1,496,271
Warrants shares					421,339
April 14 Notes [Member]
Convertible Notes (Details) [Line Items]
Warrants shares				157,563
Ordinary shares						888,083
Warrants shares					421,339
May 5 Notes [Member]
Convertible Notes (Details) [Line Items]
Warrants shares					421,339	1,770,838
September 2021 Notes [Member]
Convertible Notes (Details) [Line Items]
Amount of group sold (in Dollars)	$ 13,575,000
Accrued Interest percentage	8.00%
Percentage of number of ordinary shares	9.90%
Amount of issued additional (in Dollars)	$ 13,575,000
Warrants shares					3,588,307
September 14 Warrants [Member]
Convertible Notes (Details) [Line Items]
Warrants shares	2,337,293
Ordinary shares					1,080,406
September 2021 Private Placement Notes and Warrants [Member]
Convertible Notes (Details) [Line Items]
September 2021 private placement notes and warrants description	The September 2021 Notes have a two year term and are convertible into ordinary shares at the lower of (i) $10.45 per share, (ii) 90% of the closing price of the ordinary shares on the date that the registration statement registering the underlying shares is declared effective, or (iii) in the event that the registration statement registering the underlying shares is not declared effective by the date that the shares underlying the September 2021 Notes are eligible to be sold, assigned or transferred under Rule 144, 90% of the closing price of the ordinary shares on such date.
May 2022 [Member]
Convertible Notes (Details) [Line Items]
Exercise price of warrants (in Dollars per share)			$ 3.34
Convertible notes (in Dollars)					$ 13,550
Ordinary shares					3,829,109
Warrants shares					15,314,982
Warrants, description			The notes are due in two years, have an annual interest rate of 10% and are convertible into ordinary shares at 90% of the closing bid price on the day of closing, or 90% of the closing bid price of the ordinary shares on the date that such shares are first eligible to be sold, assigned or transferred under Rule 144 or Regulation S, as applicable, whichever is lower but in no event at less than $0.1 per ordinary share, which was $1.476 per shares.
Purchase an aggregate shares			6,049,607
May 2022 [Member] | Ordinary shares [Member]
Convertible Notes (Details) [Line Items]
Warrants shares					14,578,181